SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Unvested Beginning Balance	69	183
Weighted-Average Grant Date Fair Value, Unvested Beginning Balance	$ 1,945.60	$ 3,809.60
Number of RSUs, Vested		(110)
Weighted-Average Grant Date Fair Value, Vested		$ 4,847.20
Number of RSUs, Cancelled	(69)	(4)
Weighted-Average Grant Date Fair Value, Cancelled	$ 1,945.60	$ 7,904.00
Number of RSUs, Unvested Ending Balance		69
Weighted-Average Grant Date Fair Value, Unvested Ending Balance		$ 1,945.60